DERIVATIVES ACTIVITIES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	$ 1,063,628	$ 976,226
Cash collateral paid, net of amount used to offset derivative liabilities	5,597	6,634
Less: Netting agreements and market value adjustments to assets	(975,695)	(875,592)
Net, cash collateral received	(38,910)	(44,941)
Net receivables	54,620	62,327
Cash collateral paid, gross	61,152	57,815
Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,071,098	969,950
Cash collateral received, net of amount used to offset derivative assets	7,923	7,870
Less: Netting agreements and market value adjustments to liabilities	(971,715)	(870,366)
Net, cash collateral paid	(55,555)	(51,181)
Net payables	51,751	56,273
Cash collateral received, gross	46,833	52,811
Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	6,303	6,136
Cash collateral paid, net of amount used to offset derivative liabilities	214	307
Net, cash collateral received	(4,660)	(3,462)
Net receivables	1,857	2,981
Cash collateral paid, gross	214	307
Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	2,252	3,562
Cash collateral received, net of amount used to offset derivative assets	658	180
Net payables	2,910	3,742
Cash collateral received, gross	5,318	3,642
Protection purchased
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	20,878	12,361
Protection sold
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	19,710	11,335
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	8,136	11,980
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	3,613	4,757
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	5,552	5,169
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,719	2,381
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	7,795	8,274
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	2,263	3,306
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,574	3,968
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,178	1,518
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	341	3,706
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,350	1,451
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	978	1,201
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	525	863
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Credit derivatives | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	16
Other derivative instruments | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1,055,492	964,246
Other derivative instruments | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,067,485	965,193
Other derivative instruments | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	751	967
Other derivative instruments | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	533	1,181
Other derivative instruments | Interest rate contracts | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	895,726	749,213
Other derivative instruments | Interest rate contracts | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	890,405	736,785
Other derivative instruments | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	449	212
Other derivative instruments | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	29	96
Other derivative instruments | Foreign exchange contracts | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	76,291	90,611
Other derivative instruments | Foreign exchange contracts | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	80,771	95,912
Other derivative instruments | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	200	325
Other derivative instruments | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	112	959
Other derivative instruments | Equity contracts | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	18,293	20,235
Other derivative instruments | Equity contracts | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	31,867	33,139
Other derivative instruments | Commodity and other contracts | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	10,907	13,763
Other derivative instruments | Commodity and other contracts | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	12,142	14,631
Other derivative instruments | Credit derivatives | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	54,275	90,424
Other derivative instruments | Credit derivatives | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	52,300	84,726
Other derivative instruments | Credit derivatives | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	102	430
Other derivative instruments | Credit derivatives | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	392	126
Other derivative instruments | Credit derivatives | Protection purchased | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	34,565	79,089
Other derivative instruments | Credit derivatives | Protection purchased | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	20,470	12,235
Other derivative instruments | Credit derivatives | Protection sold | Trading account assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	19,710	11,335
Other derivative instruments | Credit derivatives | Protection sold | Trading account liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	$ 31,830	$ 72,491